Expenses by nature - Summary of Expenses by nature (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Raw materials and supplies used	$ 5,939,395	$ 4,580,706	$ 3,991,490
Employee benefit expenses	6,207,834	6,450,534	5,836,068
Depreciation expenses	$ 5,100,668	$ 4,856,186	$ 4,779,333